Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Income Tax [Abstract]
Disclosure of Reconciliation Between Income Tax Expense And The Accounting Earnings

	For the years ended December 31,
	2025	2024

Earnings before income taxes	$28,724	$31,660

Combined basic Canadian and U.S. federal, provincial and state tax rates	26.66%	26.53%

Income tax expense at combined statutory tax rates	$7,657	$8,398

Adjustments for the tax effect of:

State tax adjustments	1,502	(1,539)

Non-deductible compensation	598	—

Non-deductible meals and entertainment	431	413

Other non-deductible expenses	101	(187)

Other	15	31

Income tax expense	$10,304	$7,116

Disclosure of Deferred Income Taxes Assets

As at	December 31, 2025	December 31, 2024

Property, plant and equipment	$(1,092)	$(711)

Intangible assets	(6,346)	(5,301)

Right of use assets net of lease liabilities	2,311	1,932

Accrued liabilities	595	—

Issue costs	8,268	5

Director Share Units	1,637	1,309

Non-capital losses carried forward	6,348	4,556

Stock options	798	491

Other	106	559

Deferred income tax asset	$12,625	$2,840

Disclosure of Deferred Income Taxes Liabilities

As at	December 31, 2025	December 31, 2024

Property, plant and equipment	$57,549	$56,703

Intangible assets	71,540	62,097

Right of use assets net of lease liabilities	(20,802)	(17,701)

Accrued liabilities	(24,413)	(25,023)

Acquisition costs	(7,993)	(5,288)

Other	(2,684)	(2,229)

Deferred income tax liability	$73,197	$68,559

Disclosure of Changes In Deferred Tax Liability Asset

Deferred income tax asset as at	December 31, 2025	December 31, 2024

Balance, beginning of year	$2,840	$4,316

Issue costs	10,263	—

Deferred income tax expense	(691)	(1,162)

Foreign exchange	213	$(314)

Balance, end of year	$12,625	$2,840

Deferred income tax liability as at	December 31, 2025	December 31, 2024

Balance, beginning of year	$68,559	$70,271

Cash flow hedge	853	—

Deferred income tax expense	3,785	(1,712)

Foreign exchange	—	—

Balance, end of year	$73,197	$68,559

Disclosure of Unused Loss Carry Forwards	The losses in Canada expire as follows:

Year of expiry

2039	$1,410

2041	$2,182

2042	$10,544

2043	$2,575

2044	$2,989

2045	$4,705